Summary of Significant Accounting Policies - Summary of Company's Total Other Current Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Prepaid expenses	$ 1,610	$ 847	$ 1,570
Advances	1,361	685	0
Capitalized transaction costs	5,518	3,941	0
Total other current assets	$ 8,489	$ 5,473	$ 1,570